Dividends	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Dividends
9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2022			2021			2020
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.21	339	282	17.00	348	249	16.57	335	241
Final dividend in respect of the prior year	32.16	583	562	32.00	1,065	54	31.26	557	517
	49.37	922	844	49.00	1,413	303	47.83	892	758
The Directors are proposing a final dividend for the year ended 31 March 2022 of 33.76p per share that will absorb approximately £1,231 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 18 August 2022 to shareholders who are on the register of members at 4 June 2022 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative